Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
Inventories

Inventories consisted of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Raw materials and packing materials	29,369	39,482
Products	498,832	378,801
Less: impairment allowance	(104,914)	(66,193)
Inventories	423,287	352,090